Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2022
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 271,359	$ 269,706
ECL allowance	3,397	3,073	$ 3,159	$ 2,823
Net loans	538,273	528,657
Gross personal	45,026	45,429
Gross credit card	17,065	16,479
Gross business and government	208,220	200,116
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	172,064	174,889
Gross personal	19,089	18,944
Gross credit card	3,448	3,151
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	58,529	54,293
Gross personal	4,341	6,124
Gross credit card	1,217	1,042
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	28,245	31,016
Gross personal	14,986	14,070
Gross credit card	6,699	7,533
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	8,181	5,188
Gross personal	4,006	4,018
Gross credit card	4,885	3,919
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	905	906
Gross personal	1,666	1,355
Gross credit card	667	682
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	455	374
Gross personal	194	175
Gross business and government	1,409	920
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,980	3,040
Gross personal	744	743
Gross credit card	149	152
Gross business and government	196	225
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	95,618	87,588
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	106,747	108,346
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,250	3,037
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	384	293
Net loans	270,975	269,413
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	885	902
Net loans	44,141	44,527
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	674	784
Net loans	16,391	15,695
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,454	1,094
Net loans	206,766	199,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	253,139	255,609
ECL allowance	668		563	597
Net loans	498,820	492,658
Gross personal	37,364	36,036
Gross credit card	13,865	12,266
Gross business and government	195,120	189,347
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	171,908	174,749
Gross personal	19,087	18,943
Gross credit card	3,448	3,151
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	57,870	53,795
Gross personal	4,331	6,119
Gross credit card	1,217	1,042
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	20,194	24,200
Gross personal	11,453	9,117
Gross credit card	6,686	6,936
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	592	261
Gross personal	1,601	934
Gross credit card	2,363	992
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	224	266
Gross credit card	8
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,575	2,604
Gross personal	668	657
Gross credit card	143	145
Gross business and government	181	208
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	94,940	87,184
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,931	101,889
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	68	66
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	78	57
Net loans	253,061	255,552
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	140	115
Net loans	37,224	35,921
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	159	143
Net loans	13,706	12,123
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	291	285
Net loans	194,829	189,062
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	17,547	13,501
ECL allowance	1,852		1,859	1,545
Net loans	38,002	34,920
Gross personal	7,416	9,166
Gross credit card	3,200	4,213
Gross business and government	11,691	9,849
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	156	140
Gross personal	2	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	659	498
Gross personal	10	5
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	8,051	6,816
Gross personal	3,533	4,953
Gross credit card	13	597
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,589	4,927
Gross personal	2,405	3,084
Gross credit card	2,522	2,927
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	905	906
Gross personal	1,442	1,089
Gross credit card	659	682
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	187	214
Gross personal	24	34
Gross credit card	6	7
Gross business and government	15	17
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	678	404
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	6,816	6,457
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,182	2,971
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	110	69
Net loans	17,437	13,432
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	578	641
Net loans	6,838	8,525
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	515	641
Net loans	2,685	3,572
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	649	458
Net loans	11,042	9,391
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	673	596
Net loans	1,451	1,079
Gross personal	246	227
Gross business and government	1,409	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	455	374
Gross personal	194	175
Gross business and government	1,409	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	218	222
Gross personal	52	52
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	196	167
Net loans	477	429
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	167	146
Net loans	79	81
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	514	351
Net loans	895	$ 569
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 877		$ 737	$ 681